Issued Capital (Details) - Schedule of Ordinary Shares Movements During Years - Ordinary shares [member] - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Issued Capital (Details) - Schedule of Ordinary Shares Movements During Years [Line Items]
At start of year		$ 86,586,794	$ 45,852,106
Number of shares, At start of year		1,292,334,028	1,068,411,224
Issues of new shares – placements	[1]	$ 13,000,000	$ 400,000
Number of shares, Issues of new shares – placements	[1]	63,414,635	5,000,000
Issues of new shares – acquistion2	[2]	$ 49,088,139
Number of shares, Issues of new shares – acquistion2	[2]	218,169,506
Issues of new shares – employees and directors’				[3]
Number of shares, Issues of new shares – employees and directors’			10,000,000
Exercise of options		$ 2,027	$ 40,274,243
Number of shares, Exercise of options		2,027	207,650,638
Shares in lieu of advisor fees	[4]	$ 2,945,288	$ 450,000
Number of shares, Shares in lieu of advisor fees	[4]	13,090,170	1,272,166
Share issue costs	[5]	$ (780,000)	$ (389,555)
Number of shares, Share issue costs	[5]
At end of year		$ 150,842,248	$ 86,586,794
Number of shares, At end of year		1,587,010,366	1,292,334,028

[1]	On 9 December 2022, the Group raised $13 million from a placement of 63,414,635 shares with a small consortium of US and international institutional investors with significant healthcare experience in the US, Europe and Asia.
[2]	On 4 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction.
[3]	The fair value of shares issued to employees and Directors expensed during the period has been recorded through the share base payment equity reserve refer to note 13 for further details. Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands, every shareholder present at a meeting is entitled to one vote and upon a poll each share is entitled to one vote. Ordinary shares have no par value, and the Company does not have a limited amount of authorised capital.
[4]	On 4 August 2022, the Company issued 13,090,170 IHL ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.
[5]	On 9 December 2022, the Group incurred $780k of share issue cost from Bell Potter relating to the share placement completed during the period.